Amounts receivable (Details 1) - USD ($) $ in Thousands	Nov. 30, 2021	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Other receivables	$ 502	$ 460
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other receivables	23	23
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Other receivables	43	43
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Other receivables	$ 436	$ 394